Debt - Current Financing Activity Narrative (Details) $ in Thousands, $ in Thousands																		12 Months Ended
	Dec. 28, 2023 MXN ($)	Dec. 26, 2023 MXN ($)	Dec. 21, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 29, 2023 USD ($)	Oct. 25, 2023 USD ($)	Oct. 23, 2023 USD ($)	Sep. 13, 2023 MXN ($)	Aug. 28, 2023 MXN ($)	Aug. 18, 2023 MXN ($)	May 24, 2023 MXN ($)	Feb. 28, 2023 USD ($)	Feb. 24, 2023 MXN ($)	Feb. 17, 2023 USD ($)	Jan. 31, 2023 MXN ($)	Jan. 23, 2023 USD ($)	Jan. 13, 2023 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)	Mar. 28, 2023 MXN ($)	Mar. 16, 2023 USD ($)	Mar. 13, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2022 MXN ($)	Nov. 14, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 12, 2021 MXN ($)	Nov. 12, 2021 USD ($)
Disclosure Of Debt [Line Items]
Domestic net debt																													$ 27,068,400				$ 27,242,000
External net debt																														$ 142,200				$ 1,860,000
Principal amount outstanding U.S.$																		$ 1,577,509,797		$ 1,853,421,785											$ 1,984,689
Outstanding of revolving credit lines																							$ 661,213
Revolving credit facility amount																							$ 1,411,629					$ 1,736,218
Repayment of revolving credit lines																		978,854,627	$ 913,282	1,107,159,280	$ 1,775,899	$ 1,707,581,580
Loan from foreign banks																		$ 1,446,679,514		$ 1,763,576,383
Secured Overnight Financing Rate (SOFR)
Disclosure Of Debt [Line Items]
Interest rate																		5.38%		4.30%			5.38%					4.30%
Three Month Secured Overnight Financing Rate
Disclosure Of Debt [Line Items]
Interest rate																		5.3314%		4.58745%			5.3314%					4.58745%
EURIBOR
Disclosure Of Debt [Line Items]
Interest rate																		3.909%		2.132%			3.909%					2.132%
TIIE | Twenty Eight Days TIEE Rate
Disclosure Of Debt [Line Items]
Interest rate																		11.5035%		10.7605%			11.5035%					10.7605%
TIIE | Ninety One Days TIEE Rate
Disclosure Of Debt [Line Items]
Interest rate																		11.475%		10.975%			11.475%					10.975%
TIIE | One Hundred Eighty Two Days TIIE Rate
Disclosure Of Debt [Line Items]
Interest rate																		11.423%		11.08%			11.423%					11.08%
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Three Month LIBOR
Disclosure Of Debt [Line Items]
Interest rate																				4.7672%								4.7672%
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Six Month LIBOR
Disclosure Of Debt [Line Items]
Interest rate																				5.13886%								5.13886%
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Twelve Month LIBOR
Disclosure Of Debt [Line Items]
Interest rate																				5.48214%								5.48214%
PMI Trading Ltd
Disclosure Of Debt [Line Items]
Outstanding of revolving credit lines																												$ 162,866				$ 202,547
Revolving credit facility available																							$ 63,787					$ 62,134
Promissory Note | Twenty Eight Days TIIE Plus 365 Basis Point
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$																	$ 4,000,000
Maturity																	28 days
Interest rate basis spread																	3.65%
Promissory Note | Bond Coupon 10.00% Rate
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$															$ 125,000
Bonds issued																											$ 2,000,000
Coupon rate															10.00%
Promissory Note | Thirty Days SOFR Plus 175 Basis Point
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$														$ 11,362
Maturity														30 days
Interest rate basis spread														1.75%
Promissory Note | Twenty Eight Days TIIE Plus 235 Basis Points
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$													$ 250,000
Maturity													28 days
Interest rate basis spread													2.35%
Promissory Note | Twenty Eight Days TIIE Plus 360 Basis Points
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$													$ 3,000,000
Maturity													28 days
Interest rate basis spread													3.60%
Promissory Note | Fixed Rate 10.375%
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$																									$ 537,500	$ 200,000
Interest rate																									10.375%	10.375%
Promissory Note | Twenty Eight Days TIIE Plus 365 Basis Point, Maturing August 2024
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$										$ 5,000,000
Maturity										28 days
Interest rate basis spread										3.65%
Promissory Note | Twenty Eight Days TIIE Plus 230 Basis Point, Maturing February 2024
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$									$ 2,000,000
Maturity									28 days
Interest rate basis spread									2.30%
Promissory Note | Twenty Eight Day TIIE Plus 365 Basis Point, Maturing September 2024
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$								$ 4,000,000
Promissory Note | Twenty Eight Days TIIE Plus 255 Basis Points
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$	$ 1,500,000	$ 3,000,000
Maturity	28 days	28 days
Interest rate basis spread	2.55%	2.55%
Credit Line | Ninety Day SOFR Plus 350 Basis Point
Disclosure Of Debt [Line Items]
Maturity																90 days
Interest rate basis spread																3.50%
Line of credit maximum borrowing capacity																$ 750,000
Credit Line | Ninety Days Plus 26 Basis Point
Disclosure Of Debt [Line Items]
Interest rate basis spread																0.26%
Credit Line | Ninety Days SOFR Plus 450 Basis Point
Disclosure Of Debt [Line Items]
Maturity												90 days
Interest rate basis spread												4.50%
Line of credit maximum borrowing capacity												$ 150,000
Credit Line | Twenty Eight Days TIIE Plus 200 Basis Points
Disclosure Of Debt [Line Items]
Maturity											28 days
Interest rate basis spread											2.00%
Revolving credit maximum borrowing capacity											$ 19,000,000
Credit Line | Twenty Eight Day TIIE Plus 365 Basis Point, Maturing September 2024
Disclosure Of Debt [Line Items]
Maturity								28 days
Interest rate basis spread								3.65%
Credit Line | Ninety Days SOFR Plus Between 375 And 575 Basis Points
Disclosure Of Debt [Line Items]
Maturity							90 days
Line of credit maximum borrowing capacity							$ 158,000
Credit Line | Ninety Days SOFR Plus Between 375 And 575 Basis Points | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread							3.75%
Credit Line | Ninety Days SOFR Plus Between 375 And 575 Basis Points | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread							5.75%
Credit Line | Twenty Eight Days TIIE Plus 230 Basis Points
Disclosure Of Debt [Line Items]
Maturity			28 days			28 days
Interest rate basis spread			2.30%			2.30%
Line of credit maximum borrowing capacity			$ 1,700,000			$ 3,000,000
Credit Line | Ninety Days SOFR Plus 300 Basis Point
Disclosure Of Debt [Line Items]
Maturity					90 days
Interest rate basis spread					3.00%
Line of credit maximum borrowing capacity					$ 500,000
Credit Line | Twenty Eight Days TIIE Plus 310 Basis Points
Disclosure Of Debt [Line Items]
Maturity				28 days
Interest rate basis spread				3.10%
Line of credit maximum borrowing capacity				$ 2,256,000
Credit Line | Three Hundred Days SOFR
Disclosure Of Debt [Line Items]
Line of credit maximum borrowing capacity				$ 2,218,750
Credit Line | Three Hundred Days SOFR Plus Between 300 And 325 Basis Point
Disclosure Of Debt [Line Items]
Maturity				30 days
Credit Line | Three Hundred Days SOFR Plus Between 300 And 325 Basis Point | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread				2.35%
Credit Line | Three Hundred Days SOFR Plus Between 300 And 325 Basis Point | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread				3.00%
Credit Line | Three Hundred Days SOFR Plus Between 375 And 575 Basis Point | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread				3.75%
Credit Line | Three Hundred Days SOFR Plus Between 375 And 575 Basis Point | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread				5.75%
Credit Line | Thirty Days SOFR
Disclosure Of Debt [Line Items]
Line of credit maximum borrowing capacity				$ 4,572,416
Credit Line | Thirty Days SOFR Plus Between 300 And 325 Basis Point
Disclosure Of Debt [Line Items]
Maturity				30 days
Credit Line | Thirty Days SOFR Plus Between 300 And 325 Basis Point | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread				2.35%
Credit Line | Thirty Days SOFR Plus Between 300 And 325 Basis Point | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread				3.00%
Credit Line | Thirty Days SOFR Plus Between 375 And 575 Basis Point | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread				3.75%
Credit Line | Thirty Days SOFR Plus Between 375 And 575 Basis Point | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread				5.75%
Monetization of Mexican Government Bonds
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$																								$ 9,225,000
PMI TRD DAC revolving credit lines | Ninety Days SOFR Plus 300 Basis Point
Disclosure Of Debt [Line Items]
Maturity				90 days
Interest rate basis spread				3.00%
Line of credit maximum borrowing capacity				$ 500,000
PMI TRD DAC revolving credit lines | Thirty Days SOFR Plus Between 375 And 575 Basis Point
Disclosure Of Debt [Line Items]
Maturity				30 days
Line of credit maximum borrowing capacity				$ 1,500,000
PMI TRD DAC revolving credit lines | Thirty Days SOFR Plus Between 375 And 575 Basis Point | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread				3.75%
PMI TRD DAC revolving credit lines | Thirty Days SOFR Plus Between 375 And 575 Basis Point | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread				5.75%
Lines Of Credit
Disclosure Of Debt [Line Items]
Line of credit																		$ 20,500,000					6,966,000
Available credit lines																							$ 230,000